Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 83,986	$ 1,264,881
Restricted cash	462,300
Accounts receivable, net of allowance for expected credit losses	3,349,504	7,283,566
Other receivables and prepayment, net	2,805,669	36,203,895
Amounts due from associate	447,265
Notes receivable		73,328
Total current assets	7,148,724	44,825,670
Non-current assets:
Property and equipment, net	1,082,000	3,523,810
Intangible assets, net	43,329,144	87,659,719
Goodwill	377,665	80,294,407
Investment	707,430	426,923
Right-of-use assets	744,210	2,725,777
Deferred tax assets		327,730
Other assets		4,849,175
Other receivables, net (long term)	248,569	9,003,964
Total non-current assets	46,489,018	188,811,505
TOTAL ASSETS	53,637,742	233,637,175
Current liabilities:
Accounts payable	8,234,891	8,091,759
Accrued liabilities and other payables	89,244,659	82,095,458
Amounts due to associate	35,334
Contract liabilities	682,534	2,066,634
Lease liabilities – current portion	730,304	1,665,410
Total current liabilities	100,740,467	94,831,612
Non-current liabilities:
Lease liabilities – non-current portion	62,528	1,148,526
Accrued liabilities and other payables	3,291,721	3,347,540
Deferred tax liabilities	2,566,980
Total non- current liabilities	5,921,229	4,496,066
TOTAL LIABILITIES	106,661,696	99,327,678
Commitments and contingencies
Mezzanine equity
Redeemable preferred shares, $2.4 par value, 90,812 shares authorized, issued and outstanding at December 31, 2023 and 2022	10,204,326	10,204,326
Shareholders’ Equity
Preferred shares, $2.4; 10,417 shares authorized, issued and outstanding at December 31, 2023 and 2022	25,000	25,000
Ordinary shares, $2.4 par value; 125,000,000 shares authorized; 2,439,727 and 2,052,078 shares issued and outstanding at December 31, 2023 and 2022	5,855,345	4,924,987
Additional paid-in capital	348,787,846	343,901,804
Accumulated deficit	(416,581,282)	(235,249,958)
Accumulated other comprehensive income/(loss)	536,155	542,969
Total (deficit)/equity attributable to owners of the company	(61,376,936)	114,144,802
Non-controlling interest	(1,851,344)	9,960,369
Total Shareholders’ (Deficit)/Equity	(63,228,280)	124,105,171
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY	53,637,742	233,637,175
Related Party
Current liabilities:
Amounts due to related parties	$ 1,812,745	$ 912,351